Financial Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Assets
15. Financial Assets

	Investments accounted for using the equity method (i.e. joint ventures and associates)

	Share of net assets (i)	Loans	Total	Other
	$m	$m	$m	$m
At 1 January 2022	640	13	653	12
Translation adjustment	(34)	-	(34)	-
Investments and advances	40	3	43	2
Arising on acquisition (note 30)	28	-	28	-
Disposals and repayments	-	(5)	(5)	-
Dividends received	(36)	-	(36)	-
At 31 December 2022	638	11	649	14

The equivalent disclosure for the prior year is as follows:

At 1 January 2021	609	17	626	13
Translation adjustment	10	(1)	9	-
Investments and advances	-	4	4	-
Disposals and repayments	-	(7)	(7)	(1)
Return of share capital	(2)	-	(2)	-
Share of profit after tax	55	-	55	-
Dividends received	(32)	-	(32)	-
At 31 December 2021	640	13	653	12

(i)The Group’s share of joint ventures and associates profit/(loss) after tax is equity accounted and is presented as a single line item in the Consolidated Income Statement. It is analysed as follows; profit after tax from joint ventures: $8 million (2021: $11 million; 2020: $22 million), loss after tax from associates: $8 million (2021: profit after tax of $44 million; 2020: loss after tax of $140 million).
A listing of the principal equity accounted investments is contained on page 293.